ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - (Details)	Mar. 31, 2020
ADDITIONAL FINANCIAL INFORMATION
Convenience translation rate (in RMB/USD)	7.0808
Parent company
ADDITIONAL FINANCIAL INFORMATION
Convenience translation rate (in RMB/USD)	7.0808